S000031353 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	171 Months Ended	197 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000®Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
C000097427 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.47%	10.75%	8.88%
Performance Inception Date				Sep. 27, 2010
C000097419 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	9.18%	7.99%
Performance Inception Date					Aug. 01, 2008
C000097419 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.83%	6.07%	5.52%
Performance Inception Date					Aug. 01, 2008
C000097419 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	6.62%	5.82%
Performance Inception Date					Aug. 01, 2008
C000097421 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.38%	9.66%	7.81%
Performance Inception Date					Aug. 01, 2008